Note 14 - Net Loss Per Share - Schedule of Antidilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities (in shares)	58,487,423	29,441,138	13,434,712
Warrant [Member]
Antidilutive Securities (in shares)	49,184,868	15,931,360	0
Sponsor Earnout Shares [Member]
Antidilutive Securities (in shares)	1,775,962	0	0
Stock Options [Member]
Antidilutive Securities (in shares)	6,067,313	6,864,563	4,694,314
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities (in shares)	1,459,280	0	0
Redeemable Convertible Preferred Stock [Member]
Antidilutive Securities (in shares)	0	6,645,215	8,740,398